Income Taxes - Summary of Reconciliation Between Tax Expense and Income Before Income Taxes (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Mexican statutory income tax rate	30.00%	30.00%	30.00%
Income tax from prior years	(0.64%)	(0.38%)	(2.66%)
(Loss) on monetary position for subsidiaries in hyperinflationary economies	(0.21%)	(0.62%)	(0.50%)
Annual inflation tax adjustment	6.48%	0.73%	0.78%
Non-deductible expenses	1.82%	2.49%	3.92%
Non-taxable income	0.00%	0.00%	0.00%
Income taxed at a rate other than the Mexican statutory rate	1.14%	0.08%	1.28%
Effect of restatement of tax values	(2.54%)	(1.81%)	(1.47%)
Effect of change in statutory rate	(0.09%)	(0.23%)	(0.52%)
Income tax credits	(2.69%)	(10.34%)	(0.18%)
Tax loss	(3.57%)	13.80%	(1.01%)
Other	(0.78%)	0.04%	1.04%
Total	28.92%	33.76%	30.68%
Deferred income tax asset		$ 2,349